Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Opening goodwill	$ 936,257	$ 883,170
Current year acquisitions (note 6)	8,120,006	27,191
Prior period acquisition	0	123
Foreign exchange movement	(18,332)	25,773
Closing goodwill	$ 9,037,931	$ 936,257